Investments (Summary of Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Schedule of Investments [Line Items]
Equity method investments	¥ 301,524	¥ 280,666
Investments held by consolidated investment companies	41,230	37,735
Other equity interests		267,495
Total	¥ 342,754	¥ 585,896